Assumptions Used in Accounting for Pension Plans and Other Benefit Plans On Weighted-Average Basis (Detail) (Foreign Pension And Postretirement Benefit Plans Defined Benefit)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Foreign Pension And Postretirement Benefit Plans Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate used for benefit obligations	4.00%	4.50%
Expected long-term return on plan assets	4.00%	4.50%
Inflation	2.00%	2.00%
Rate of compensation increase	3.00%	3.00%